S000016637 [Member] Expense Example - Western Asset Pennsylvania Municipals Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 463
Expense Example, with Redemption, 3 Years	651
Expense Example, with Redemption, 5 Years	855
Expense Example, with Redemption, 10 Years	1,442
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	250
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,603
Class FI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	332
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,350
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	392
Expense Example, with Redemption, 10 Years	899
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	363
Expense Example, with Redemption, 10 Years	$ 833